Accrued And Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Schedule of Accrued and Other Current Liabilities	Accrued and other current liabilities consisted of the following:

	September 30, 2022	December 31, 2021
Accrued compensation and benefits	$1,035	$1,066
Accrued offering costs	399	—
Accrued professional fees	330	18
Accrued property tax	228	67
Deferred rent	—	87
Other	191	208

Accrued and other current liabilities	$2,183	$1,446

Accrued liabilities consisted of the following as of December 31:

	2021	2020
Payroll accrued	$1,066	$420
Accrued expenses	63	247
Deferred rent	87	87
Other accrued liabilities	78	51

	$1,294	$805